Related-party transactions - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Equity method investments at fair value	$ 0
Equity method investment net income loss	(2,112,000)	$ (63,000)
Due to affiliates current	$ 175,000
Capital Unit, Class A [Member] | Mount Sinai [Member]
Related Party Transaction [Line Items]
Equity method investment shares	750
Other Income [Member]
Related Party Transaction [Line Items]
Decrease in liability due to change in estimate	$ 500,000
Ekf Diagnostics [Member]
Related Party Transaction [Line Items]
Related party transaction expenses	200,000	200,000	$ 100,000
Icahn School Of Medicine At Mount Shenai [Member]
Related Party Transaction [Line Items]
Related party transaction expenses	1,300,000	$ 300,000	$ 400,000
Amount due to related party	300,000
Kantaro Bio Sciences LLC [Member]
Related Party Transaction [Line Items]
Loan commitment to related party	$ 83,333
Percentage of loan repayment due to be received	25.00%
Equity method investment ownership percentage	25.00%
Payment towards advances to related parties	$ 250,000
Equity method investment net income loss	(200,000)
Carrying value of investment written down	$ 0
Kantaro Bio Sciences LLC [Member] | Compounded Monthly [Member]
Related Party Transaction [Line Items]
Related party transaction interest rate	0.25%
Kantaro Bio Sciences LLC [Member] | Mount Sinai [Member]
Related Party Transaction [Line Items]
Loan commitment to related party	$ 300,000
Additional loan commitment to related party	$ 500,000
Percentage of loan repayment due to be received	75.00%
Equity method investment ownership percentage	75.00%
Kantaro Bio Sciences LLC [Member] | Advisory Agreement [Member]
Related Party Transaction [Line Items]
Period of service agreement with related party	5 years
Fair value of services to be provided to the related party	$ 800,000
Due to affiliates	800,000
Recognised amount for services performed under agreement	1,000,000.0
Kantaro Bio Sciences LLC [Member] | Advisory Agreement [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member]
Related Party Transaction [Line Items]
Fair value of services to be provided to the related party	2,000,000.0
Due to affiliates	$ 2,000,000.0
Kantaro Bio Sciences LLC [Member] | Advisory Agreement [Member] | Capital Unit, Class A [Member]
Related Party Transaction [Line Items]
Equity method investment shares	250
Kantaro Bio Sciences LLC [Member] | Advisory Agreement [Member] | Capital Unit, Class A [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member]
Related Party Transaction [Line Items]
Equity method investments at fair value	$ 2,000,000.0
Kantaro Bio Sciences LLC [Member] | Commitment To Lend Additional Amount [Member]
Related Party Transaction [Line Items]
Additional loan commitment to related party	166,667
Kantaro Bio Sciences LLC [Member] | Research and Development [Member] | Advisory Agreement [Member]
Related Party Transaction [Line Items]
Costs incurred related to the performance of the services	500,000
Kantaro Bio Sciences LLC [Member] | General and Administrative [Member] | Advisory Agreement [Member]
Related Party Transaction [Line Items]
Costs incurred related to the performance of the services	$ 200,000